Prospectus Adviser Class [Member] Investment Objectives and Goals - Prospectus-Adviser Class - Payden High Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN HIGH INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.